Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of segment information for the reportable segments

	Six Months Ended June 30, 2022
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	27,552	—	27,552	63,517	91,069	110,978	—	202,047
Interest income	376	—	376	—	376	92	1,514	1,982
Equity in earnings of equity investees, net of tax	(2)	—	(2)	—	(2)	33,551	—	33,549
Segment operating (loss)/profit	(92,529)	(103,305)	(195,834)	9,875	(185,959)	36,142	(16,866)	(166,683)
Interest expense	—	—	—	—	—	—	(404)	(404)
Income tax (expense)/benefit	(255)	6,912	6,657	(436)	6,221	(317)	(1,689)	4,215
Depreciation/amortization	(3,827)	(237)	(4,064)	—	(4,064)	(154)	(158)	(4,376)
Additions to non-current assets (other than financial instruments and deferred tax assets)	8,947	227	9,174	—	9,174	160	13	9,347

	June 30, 2022
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	179,102	27,371	206,473	52,424	258,897	221,742	713,694	1,194,333
Property, plant and equipment	41,096	1,852	42,948	—	42,948	639	472	44,059
Right-of-use assets	3,309	3,470	6,779	—	6,779	1,488	1,196	9,463
Leasehold land	12,494	—	12,494	—	12,494	—	—	12,494
Goodwill	—	—	—	—	—	3,259	—	3,259
Other intangible asset	—	—	—	—	—	122	—	122
Investments in equity investees	461	—	461	—	461	82,538	—	82,999

	Six Months Ended June 30, 2021
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	5,056	—	5,056	37,795	42,851	114,511	—	157,362
Interest income	523	2	525	—	525	145	361	1,031
Equity in earnings of equity investees, net of tax	40	—	40	—	40	42,926	—	42,966
Segment operating (loss)/profit	(69,961)	(62,341)	(132,302)	4,707	(127,595)	44,663	(14,307)	(97,239)
Interest expense	—	—	—	—	—	—	(242)	(242)
Income tax (expense)/benefit	(109)	1,492	1,383	(571)	812	(265)	(2,406)	(1,859)
Depreciation/amortization	(3,198)	(67)	(3,265)	—	(3,265)	(160)	(97)	(3,522)
Additions to non-current assets (other than financial instruments and deferred tax assets)	10,183	466	10,649	—	10,649	632	66	11,347

	December 31, 2021
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	166,802	19,870	186,672	35,978	222,650	225,898	924,113	1,372,661
Property, plant and equipment	38,049	1,862	39,911	—	39,911	746	618	41,275
Right-of-use assets	4,798	3,768	8,566	—	8,566	1,827	1,486	11,879
Leasehold land	13,169	—	13,169	—	13,169	—	—	13,169
Goodwill	—	—	—	—	—	3,380	—	3,380
Other intangible asset	—	—	—	—	—	163	—	163
Investments in equity investees	480	—	480	—	480	75,999	—	76,479

Schedule of reconciliation of segment operating loss to net loss

	Six Months Ended June 30,
	2022	2021

	(in US$’000)
Segment operating loss	(166,683)	(97,239)
Interest expense	(404)	(242)
Income tax benefit/(expense)	4,215	(1,859)
Net loss/(income) attributable to non-controlling interests	11	(3,057)
Net loss attributable to the Company	(162,861)	(102,397)